UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

     For the monthly distribution period from July 1, 2007 to July 31, 2007
                         ------------------------------

                   Commission File Number of issuing entity:
                                  333-140610-12

                           RALI SERIES 2007-QH7 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
                        --------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                 New York                                    None
----------------------------------------        ------------------------------
      (State or other jurisdiction of          (I.R.S. Employer Identification
   incorporation or organization of the                        No.)
              issuing entity)

c/o Residential Funding Company, LLC, as Master
Servicer

     8400 Normandale Lake Boulevard
      Minneapolis, Minnesota                                 55437
----------------------------------                      ---------------
(Address of principal executive offices of                  (Zip Code)
              issuing entity)

             (952) 857-7000 (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                    Name of
                                                                   exchange
                               Section      Section     Section    (If Section
                                 12(b)       12(g)       15(d)       12(b))
Mortgage Asset-Backed
Pass-Through Certificates,
Series 2007-QH7, in the
classes  specified herein       [___]         [___]        [ X ]  ________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes _X_   No __

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement dated July 27, 2007 relating to the RALI Series 2007-QH7 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates"), and related Prospectus dated April 9, 2007 (collectively, the "Prospectus"), of the RALI Series 2007-QH7 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class 1-A-1, Class 1-A-2, Class 1-A-3, Class 2-A-1, Class 2-A-2 ,Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8 and Class M-9.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS.

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On the closing date of the issuance of the Certificates, the Class SB, Class R-I, Class R-II, Class R-III, Class R-IV and Class R-X Certificates, other than a de minimis portion of each of the Class R-I, Class R-II, Class R-III and Class R-IV Certificates, were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.


ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      August 2007 Monthly Statement to Certificateholders

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of July 1, 2007, and the Standard Terms of Pooling and Servicing Agreement, dated as of July 1, 2007, among Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 14, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of July 30, 2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 14, 2007).

Exhibit 10.3 Swap Agreement, dated as of July 30, 2007, between Deutsche Bank Trust Company Americas, not individually but solely as the Supplemental Interest Trust Trustee on behalf of the RALI Series 2007-QH7 Supplemental Interest Trust, and Merrill Lynch Capital Services, Inc., which is comprised of a Confirmation, Credit Support Annex and Guarantee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 14, 2007).

Exhibit 10.4 Corridor Agreement, dated as of July 30, 2007, between Deutsche Bank Trust Company Americas, not individually but solely as the Supplemental Interest Trust Trustee on behalf of the RALI Series 2007-QH7 Supplemental Interest Trust, and Merrill Lynch Capital Services, Inc., which is comprised of a Confirmation, Credit Support Annex and Guarantee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 14, 2007).

Exhibit 10.5 SB-AM Swap Confirmation, dated as of July 30, 2007, between Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QH7 Supplemental Interest Trust, acting on behalf of the Class SB Certificateholders, and Deutsche Bank Trust Company Americas, as Supplemental Interest Trust Trustee for the benefit of RALI Series 2007-QH7 Supplemental Interest Trust, acting on behalf of the Class A Certificateholders and Class M Certificateholders (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on August 14, 2007).

Exhibit 99.1      August 2007 Monthly Statement to Certificateholders

                                   SIGNATURES




      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  August 27, 2007



                              RALI Series 2007-QH7 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                   as Master Servicer


                                    By: /s/ Darsi Meyer
                                         Name:  Darsi Meyer
                                         Title:    Director

           EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS